Subsequent Events (Details Narrative) (10-K) - USD ($)					1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 29, 2018	Jan. 08, 2018	Dec. 22, 2017	May 05, 2017	May 14, 2018	Apr. 17, 2018	Dec. 07, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Repaid of loan amount			$ 2,687	$ 850				$ 2,687		$ 17,253
Number of shares sold	206,000				1,150,500		1,000,000
Total cash consideration	$ 123,600				$ 690,300		$ 300,000
Sales of stock price per share	$ 0.60				$ .60		$ 0.30
Subsequent Event [Member]
Repaid of loan amount		$ 2,687
Subsequent Event [Member] | Class A Warrants [Member]
Warrant exercise price						$ 0.60
Remaining Term						24 months
Subsequent Event [Member] | Class B Warrants [Member]
Warrant exercise price						$ 1.20
Remaining Term						24 months
Subsequent Event [Member] | Accredited Investors [Member]
Number of shares sold						793,000
Total cash consideration						$ 475,775
Sales of stock price per share						$ 0.60
Number of shares issued						234,000
Additional shares of common stock not yet issued						559,000